Property and Equipment by Geographic Location (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment	$ 152	$ 152	$ 165
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment		92	98
United Kingdom | International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment		16	20
Continental Europe | International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment		17	16
Canada | International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment		1	1
Asia/Pacific | International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment		23	27
Other | International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment		$ 3	$ 3